Financial instruments - additional disclosures - Schedule of fair value of assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	$ (4,729)	$ (4,638)
Financial debts | Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(4,594)	(4,541)
Financial debts | Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(135)	(97)
Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	680	426
Current financial assets	399	540
Financial assets at fair value and amortized cost or cost	1,079	966
Financial liabilities at fair value and amortized cost	(4,829)	(4,746)
Recurring fair value measurement | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(90)	(98)
Recurring fair value measurement | Financial debts | Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(4,594)	(4,541)
Recurring fair value measurement | Financial debts | Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(135)	(97)
Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(10)	(10)
Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	163	139
Current financial assets	84	229
Financial assets at fair value and amortized cost or cost	247	368
Financial liabilities at fair value and amortized cost	0	0
Level 1 | Recurring fair value measurement | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Level 1 | Recurring fair value measurement | Financial debts | Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Level 1 | Recurring fair value measurement | Financial debts | Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Level 1 | Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	2	8
Financial assets at fair value and amortized cost or cost	2	8
Financial liabilities at fair value and amortized cost	(10)	(10)
Level 2 | Recurring fair value measurement | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Level 2 | Recurring fair value measurement | Financial debts | Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Level 2 | Recurring fair value measurement | Financial debts | Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Level 2 | Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(10)	(10)
Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	148	108
Current financial assets	7	0
Financial assets at fair value and amortized cost or cost	155	108
Financial liabilities at fair value and amortized cost	(90)	(98)
Level 3 | Recurring fair value measurement | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	(90)	(98)
Level 3 | Recurring fair value measurement | Financial debts | Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Level 3 | Recurring fair value measurement | Financial debts | Financial liabilities - measured at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Level 3 | Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value and amortized cost	0	0
Deferred compensation assets | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	163	139
Deferred compensation assets | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	163	139
Deferred compensation assets | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Deferred compensation assets | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Money market funds | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	84	229
Money market funds | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	84	229
Money market funds | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Money market funds | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Derivative financial instruments | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	2	8
Derivative financial instruments | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Derivative financial instruments | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	2	8
Derivative financial instruments | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	147	88
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	147	88
Measured at FVPL | Long-term financial investments | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	1	20
Measured at FVPL | Long-term financial investments | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Measured at FVPL | Long-term financial investments | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Measured at FVPL | Long-term financial investments | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	1	20
Measured at FVPL | Current portion of long-term financial investments | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	7
Measured at FVPL | Current portion of long-term financial investments | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0
Measured at FVPL | Current portion of long-term financial investments | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0
Measured at FVPL | Current portion of long-term financial investments | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	7
Valued at amortized cost or cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	369	179
Current financial assets	306	303
Financial assets at fair value and amortized cost or cost	675	482
Valued at amortized cost or cost | Long-term note receivable and other financial assets measured at amortized cost
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	161
Valued at amortized cost or cost | Long-term note receivable and other financial assets measured at amortized cost | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	161
Valued at amortized cost or cost | Long-term note receivable and other financial assets measured at amortized cost | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0
Valued at amortized cost or cost | Long-term note receivable and other financial assets measured at amortized cost | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0
Valued at amortized cost or cost | Long-term note receivable and other financial assets measured at amortized cost | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0
Valued at amortized cost or cost | Long-term receivables from customers
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	126	119
Current financial assets	116	102
Valued at amortized cost or cost | Long-term receivables from customers | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	126	119
Current financial assets	116	102
Valued at amortized cost or cost | Long-term receivables from customers | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Valued at amortized cost or cost | Long-term receivables from customers | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Valued at amortized cost or cost | Long-term receivables from customers | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Valued at amortized cost or cost | Non-current minimum lease payments from finance lease agreements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	38	38
Current financial assets	27	25
Valued at amortized cost or cost | Non-current minimum lease payments from finance lease agreements | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	38	38
Current financial assets	27	25
Valued at amortized cost or cost | Non-current minimum lease payments from finance lease agreements | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Valued at amortized cost or cost | Non-current minimum lease payments from finance lease agreements | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Valued at amortized cost or cost | Non-current minimum lease payments from finance lease agreements | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Valued at amortized cost or cost | Long-term loans, VAT receivables, advances and security deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	44	22
Valued at amortized cost or cost | Long-term loans, VAT receivables, advances and security deposits | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	44	22
Valued at amortized cost or cost | Long-term loans, VAT receivables, advances and security deposits | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Valued at amortized cost or cost | Long-term loans, VAT receivables, advances and security deposits | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Valued at amortized cost or cost | Long-term loans, VAT receivables, advances and security deposits | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Valued at amortized cost or cost | VAT receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	62	99
Valued at amortized cost or cost | VAT receivables | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	62	99
Valued at amortized cost or cost | VAT receivables | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Valued at amortized cost or cost | VAT receivables | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Valued at amortized cost or cost | VAT receivables | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Valued at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	101	77
Valued at amortized cost or cost | Other receivables, security deposits and current assets | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	101	77
Valued at amortized cost or cost | Other receivables, security deposits and current assets | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Valued at amortized cost or cost | Other receivables, security deposits and current assets | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Valued at amortized cost or cost | Other receivables, security deposits and current assets | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	$ 0	$ 0